Consolidated Statements of Equity (USD $) In Millions, except Share data		Total		Total Celanese Corporation stockholders' equity	Preferred stock	Series A common stock	Treasury stock	Additional paid-in capital	Retained earnings		Accumulated other comprehensive income (loss), net		Noncontrolling interests
Balance as of the beginning of the period at Dec. 31, 2009					$ 0	$ 0	$ (781)	$ 522	$ 990	[1]	$ (145)	[1]	$ 0
Balance as of the beginning of the period, shares at Dec. 31, 2009					9,600,000	144,394,069	20,601,686
Conversion of preferred stock, shares						12,084,942
Conversion of preferred stock						0
Redemption of preferred stock, shares					9,600,000	7,437
Redemption of preferred stock					0	0
Stock option exercises, shares						800,347
Stock option exercises, net of tax		13				0		33
Purchases of treasury stock, shares						(1,667,592)
Purchases of treasury stock, including related fees						0
Stock awards, shares						140,090
Stock awards						0
Purchases of treasury stock, shares		1,667,592					1,667,592
Purchases of treasury stock, including related fees		(48)					(48)
Stock-based compensation, net of tax								19
Net earnings (loss) attributable to Celanese Corporation	[1]	312							312
Series A common stock dividends									(28)
Preferred stock dividends		(3)							(3)
Other comprehensive income (loss), net of tax	[1]	55									55
Net earnings (loss) attributable to noncontrolling interests		0											0
Balance as of the end of the period at Dec. 31, 2010		926			0	0	(829)	574	1,271	[1]	(90)	[1]	0
Total Celanese Corporation stockholders' equity at Dec. 31, 2010				926
Balance as of the end of the period, shares at Dec. 31, 2010					0	155,759,293	22,269,278
Conversion of preferred stock, shares						0
Conversion of preferred stock						0
Redemption of preferred stock, shares					0	0
Redemption of preferred stock					0	0
Stock option exercises, shares						842,342
Stock option exercises, net of tax		20				0		36
Purchases of treasury stock, shares						(652,016)
Purchases of treasury stock, including related fees						0
Stock awards, shares						514,192
Stock awards						0
Purchases of treasury stock, shares		652,016					652,016
Purchases of treasury stock, including related fees		(31)					(31)
Stock-based compensation, net of tax								17
Net earnings (loss) attributable to Celanese Corporation	[1]	427							427
Series A common stock dividends									(34)
Preferred stock dividends		0							0
Other comprehensive income (loss), net of tax	[1]	0									0
Net earnings (loss) attributable to noncontrolling interests		0											0
Balance as of the end of the period at Dec. 31, 2011		1,341			0	0	(860)	627	1,664	[1]	(90)	[1]	0
Total Celanese Corporation stockholders' equity at Dec. 31, 2011		1,341		1,341
Balance as of the end of the period, shares at Dec. 31, 2011					0	156,463,811	22,921,294
Conversion of preferred stock, shares						0
Conversion of preferred stock						0
Redemption of preferred stock, shares					0	0
Redemption of preferred stock					0	0
Stock option exercises, shares		3,800,000				3,751,825
Stock option exercises, net of tax		110				0		92
Purchases of treasury stock, shares						(1,065,542)
Purchases of treasury stock, including related fees						0
Stock awards, shares						492,307
Stock awards						0
Purchases of treasury stock, shares		1,059,719	[2]				1,065,542
Purchases of treasury stock, including related fees		(45)					(45)
Stock-based compensation, net of tax								12
Net earnings (loss) attributable to Celanese Corporation		372	[1]						372
Series A common stock dividends									(43)
Preferred stock dividends		0							0
Other comprehensive income (loss), net of tax	[1]	1									1
Net earnings (loss) attributable to noncontrolling interests		0											0
Balance as of the end of the period at Dec. 31, 2012		1,730			0	0	(905)	731	1,993	[1]	(89)	[1]	0
Total Celanese Corporation stockholders' equity at Dec. 31, 2012		$ 1,730		$ 1,730
Balance as of the end of the period, shares at Dec. 31, 2012					0	159,642,401	23,986,836

[1]	As Adjusted (Note 2)
[2]	Excludes 5,823 shares withheld from employee to cover statutory minimum withholding requirements for personal income taxes related to the vesting of restricted stock. Restricted stock is considered outstanding at the time of issuance and therefore, the shares withheld are treated as treasury shares.